Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 79,704	$ 79,704
Finite-lived intangible assets, accumulated amortization	(36,834)	(16,687)
Total finite-lived intangible assets, net	42,870	63,017
Carbon credits held for future use	2,077	0
Total intangible assets, net	44,947	63,017
Supplier agreements
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	68,147	68,147
Finite-lived intangible assets, accumulated amortization	(25,335)	(5,289)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	10,344	10,344
Finite-lived intangible assets, accumulated amortization	(10,344)	(10,344)
Channel partner relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	730	730
Finite-lived intangible assets, accumulated amortization	(689)	(598)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	380	380
Finite-lived intangible assets, accumulated amortization	(363)	(353)
Capitalized development costs
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	103	103
Finite-lived intangible assets, accumulated amortization	$ (103)	$ (103)